2. Summary of Significant Accounting Policies: Investment in Joint Venture (Policies)	2 Months Ended
Jun. 30, 2018
Policies
Investment in Joint Venture

Investment in Joint Venture

The company current owns fifty percent of the Joint Venture. Pursuant to the terms and conditions of the Joint Venture, the Company must contribute $2,000,000 to the Joint Venture over a 12-month period or it will forfeit its interest in the Joint Venture pro rata to funds raised. As at June 30, 2018 the Company has contributed $150,000 to the Joint Venture and will make additional payments over the course of the year as follows:

-          $200,000 USD on or before October 15, 2018,

-          $350,000 USD on or before November 30, 2018,

-          $300,000 USD on or before January 30, 2019,

-          $500,000 USD on or before April 1, 2019,

-          The remaining balance of $500,000 USD on or before June 15, 2019

The Joint Venture is currently developing a wide field of view, single lens virtual reality imaging product.  Initially, these products are being designed to be able to be mounted to law enforcement and/or military personnel to record and stream high resolution images to a wifi or Bluetooth network, when required.

Through the Joint Venture, the Company is conducting research and development for the further development of this imaging system for the body/head camera platform. The milestones over the next 12-months are:

•         Design the single lens platform;

•         Develop hardware design and source components;

•         Sign a binding agreement with the imaging sensor provider;

•         Produce working prototype(s); and

•         Get user/client feedback on use cases and user requirements.

Joint Venture Balance sheet at June 30, 2018:

Cash	150,000
Total assets	150,000
Joint Venture’s equity	150,000

There were no operating activities with an impact to the Income Statement or the Statement of Cash Flows of the Joint Venture for the period from June 7, 2018 to June 30, 2018.

Investment in Joint Venture as at May 15, 2018	$ -
Cash contributions to Joint Venture by Hawkeye	150,000
Company’s share of the Joint Venture net income for the period	-
Investment in Joint Venture value as at June 30, 2018	$ 150,000